USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------

DEAR STOCKHOLDERS:

  The USF&G Pacholder Fund, Inc. (the "Fund") recorded a total return of 4.34% during the quarter ended March 31, 1998, compared to 3.01% for the CS First Boston High Yield Index(TM) (the "Index"), exceeding our benchmark index by 133 basis points (1.33%). The Fund's over-weighting in single-B rated issues con-tributed significantly to the quarterly performance, as the single-B ratings category outperformed all other ratings categories in the market for the quar-ter. In addition, the Fund's performance was enhanced by increasing its expo-sure to telecommunication-related issuers.

OVERVIEW OF FIRST QUARTER 1998
  The supply and demand characteristics of the high yield market continued to be in balance during the first quarter. Record new issue volume exceeded $48 billion, easily surpassing the previous record of $37 billion set in the third quarter of 1997. However, the supply of new issues did not have a material im-pact on spreads due to the continued growth in investors' appetites for high yield bonds. For example, high yield mutual funds experienced nearly $7.8 bil-lion of net inflows during the quarter, compared to $3.7 billion for the same period last year. In addition, a number of large, private, structured finance vehicles (CBOs and CLOs), which use high yield bonds as their primary asset class, were significant buyers in the first quarter.

  Given the technical strength of the market, spreads were stable during the quarter. The spread of the Index compared to U.S. Treasury yields tightened slightly during the first quarter, compressing to 378 basis points (3.78%) from 386 basis points (3.86%). However, the average yield on the Index decreased during the quarter due to the fall in interest rates.

OUTLOOK
  While we remain positive in our outlook for the market for the remainder of the year, we continue to believe that credit selection will be the critical de-terminant of performance in 1998. The new issue market continues to provide at-tractive purchasing opportunities, although the enormous demand has allowed more marginal deals to be completed, requiring greater scrutiny in security se-lection.

PERFORMANCE SUMMARY
  The performance of the Fund as compared to the Index is illustrated in the following table.


--------------------------------------------------------------------------------
                            Performance Comparison*
                  (For the three months ended March 31, 1998)
 ------------------------------------------------------------------------------

                                                        Since
                                        Three         Inception
                                        Months     (Annualized)**
--------------------------------------------------------------------------------
USF&G Pacholder Fund, Inc.***           4.34%         13.06%
--------------------------------------------------------------------------------
CS First Boston High Yield Index(TM)    3.01%         11.83%
--------------------------------------------------------------------------------

* The CS First Boston High Yield Index(TM) is an unmanaged index that is widely used as a measurement of high yield market performance. These figures assume reinvestment of interest, dividends and capital gains distibutions and participation in rights offerings, as applicable.
    Past performance is no guarantee of future results.

**  Inception date -- November 11, 1988.

*** Return based on Net Asset Value.

  We thank you for your continued support of the Fund and look forward to serving your investment needs in the future.

Sincerely,

/s/ Anthony L. Longi, Jr.

Anthony L. Longi, Jr.
President

May 5, 1998
--------------------------------------
DIVIDEND REINVESTMENT PLAN

  The Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in shares of the Fund. For an enroll-ment form and detailed information about the Plan, please contact Fifth Third Bank Corporate Trust Services, 38 Fountain Square Plaza MD-1090F5, Cincinnati, Ohio 45263, (800) 837-2755.

  This report is sent to the shareholders of USF&G Pacholder Fund, Inc. for their information. It is not a prospectus, offering circular or other represen-tation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS
------------------------------------------------------------------------------

CORPORATE DEBT SECURITIES -- 95.4%
AUTO PARTS & EQUIPMENT -- 4.3%
Cambridge Industries, Inc., Sr Sub Nt, 10.25%,
 7/15/07                                           $1,000 $  1,035,000   0.6%
Chief Auto Parts, Inc., Sr Nt,
 10.5%, 5/15/05                                       500      505,000   0.3
Glasstech Inc., Co Gtd, 12.75%, 7/1/04              1,000      970,000   0.6
Harvard Industries, Inc., Bank Loan, 13%,
 5/8/99/3/                                          2,000    2,000,000   1.1
Harvard Industries, Inc., Sr Nt, 11.125%,
 8/1/05/4/                                          1,500      555,000   0.3
JPS Automotive Products Corp., Sr Nt, 11.125%,
 6/15/01                                            1,350    1,485,000   0.8
Safety Components International, Inc., Sr Sub Nt,
 10.125%, 7/15/07                                   1,000    1,030,000   0.6
                                                          ------------   ---
                                                             7,580,000   4.3
BROADCAST RADIO & TV -- 5.2%
Big City Radio, Inc., Sr Disc Nt, 0/11.25%,
 3/15/05/2/                                         1,500    1,100,625   0.6
Citadel Broadcasting Company, Sr Sub Nt, 10.25%,
 7/1/07                                             1,500    1,650,000   1.0
Commodore Media Inc., Sr Sub Nt, 7.5/13.25%,
 5/1/03                                               780      873,600   0.5
Heritage Media Services, Sr Sub Nt, 11%, 10/1/02    1,000    1,047,500   0.6
LIN Holdings Corp., Sr Disc Nt,
 0/10%, 3/1/08/2/                                   1,750    1,098,125   0.6
Radio One, Inc., Sr Sub Nt,
 7/12%, 5/15/04                                     1,000    1,013,750   0.6
Spanish Broadcasting System, Sr Nt, 7.5/12.5%,
 6/15/02                                              500      572,500   0.3
Spanish Broadcasting System, Sr Nt, 11%, 3/15/04    1,500    1,638,750   1.0
                                                          ------------   ---
                                                             8,994,850   5.2

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS
------------------------------------------------------------------------------

BUILDING -- 4.0%
American Builders & Contractors Supply Co., Inc.,
 Sr Sub Nt,
 10.625%, 5/15/07                                  $1,125 $  1,171,406   0.7%
Associated Materials, Inc., Sr Sub Nt, 9.25%,
 3/1/08                                             1,000    1,010,000   0.6
Harrow Industries Inc., Sr Sub Deb, 12.375%,
 4/15/02                                            1,378    1,378,000   0.8
MMI Products, Inc., Sr Sub Nt,
 11.25%, 4/15/07                                    1,250    1,384,375   0.8
Riverside Group Inc., Sub Nt,
 13%, 9/30/99/3/                                    1,000      900,000   0.5
Triangle Pacific Corp., Sr Nt,
 10.5%, 8/1/03                                      1,000    1,050,000   0.6
                                                          ------------   ---
                                                             6,893,781   4.0
BUSINESS SERVICES & EQUIPMENT -- 2.2%
Autotote Corp., Sr Nt, 10.875%, 8/1/04              1,000    1,055,000   0.6
Day International Group Inc., Sr Sub Nt, 11.125%,
 6/1/05                                             1,000    1,092,500   0.6
Knoll Inc., Sr Sub Nt,
 10.875%, 3/15/06                                     650      737,750   0.4
United Stationers Supply Co., Sr Nt, 12.75%,
 5/1/05                                               833      962,115   0.6
                                                          ------------   ---
                                                             3,847,365   2.2
CABLE TELEVISION -- 1.9%
Fundy Cable Ltd., Sr Nt,
 11%, 11/15/05                                      1,500    1,661,250   0.9
James Cable Partners L.P., Sr Nt, 10.75%, 8/15/04   1,250    1,331,250   0.8
Optel, Inc., Sr Nt,
 13%, 2/15/05                                         278      308,580   0.2
                                                          ------------   ---
                                                             3,301,080   1.9

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS
-------------------------------------------------------------------------------

CHEMICALS/PLASTIC -- 6.5%
AEP Industries, Inc., Sr Sub Nt, 9.875%,
 11/15/07/2/                                        $1,000 $  1,048,750   0.6%
Applied Extrusion Technologies Inc., Sr Unsecd Nt,
 11.5%, 4/1/02                                       2,000    2,120,000   1.2
Berry Plastics Corp., Sr Sub Nt, 12.25%, 4/15/04     1,400    1,536,500   0.9
Calmar Inc., Sr Sub Nt,
 11.5%, 8/15/05                                      1,500    1,590,000   0.9
Envirodyne Industries, Inc., Sr Nt,
 12%, 6/15/00                                        1,500    1,597,500   0.9
Portola Packaging Inc., Sr Nt,
 10.75%, 10/1/05                                     1,250    1,340,625   0.8
Printpack Inc., Sr Sub Nt,
 10.625%, 8/15/06                                    1,000    1,087,500   0.6
Tekni-Plex Inc., Sr Sub Nt,
 9.25%, 3/1/08/2/                                    1,000    1,027,500   0.6
                                                           ------------   ---
                                                             11,348,375   6.5
CLOTHING & TEXTILE -- 2.6%
Brazos Sportswear, Inc., Sr Nt,
 10.5%, 7/1/07                                       1,500    1,513,125   0.9
J Crew Operating Corp., Sr Sub Nt, 10.375%,
 10/15/07/2/                                         1,000      940,000   0.5
Polymer Group, Inc., Sr Sub Nt,
 9%, 7/1/07                                          1,500    1,548,750   0.9
US Leather, Inc., Sr Nt,
 10.25%, 7/31/03/4/                                  1,250      562,500   0.3
                                                           ------------   ---
                                                              4,564,375   2.6
CONGLOMERATE -- 0.2%
Siebe Inc., Sr Sec Nt,
 11.22%, 1/29/01/3/                                    417      416,862   0.2
                                                           ------------   ---
CONTAINERS & GLASS PRODUCTS -- 0.6%
Graham Packaging, Floating Rate Note, 1/15/08/2/     1,000    1,000,000   0.6
                                                           ------------   ---
COSMETICS/TOILETRIES -- 1.6%
Chattem Inc., Sr Sub Nt,
 12.75%, 6/15/04                                     1,500    1,695,000   1.0
JB Williams Holdings Inc., Sr Nt,
 12%, 3/1/04                                         1,000    1,040,000   0.6
                                                           ------------   ---
                                                              2,735,000   1.6

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS
------------------------------------------------------------------------------

DRUGS -- 1.2%
NBTY, Inc., Sr Sub Nt,
 8.625%, 9/15/07/2/                                $1,000 $  1,020,000   0.6%
Twin Laboratories, Inc., Co Gtd, 10.25%, 5/15/06    1,000    1,090,000   0.6
                                                          ------------   ---
                                                             2,110,000   1.2
ECOLOGICAL SERVICES & EQUIPMENT -- 1.4%
ICF Kaiser International Inc., Sr Sub Nt 13%,
 12/31/03                                           1,500    1,575,000   0.9
Norcal Waste Systems, Co Gtd,
 13.5%, 11/15/05                                      750      870,000   0.5
                                                          ------------   ---
                                                             2,445,000   1.4
ELECTRONICS/ELECTRIC -- 5.0%
Airxcel, Inc., Sr Sub Nt,
 11%, 11/15/07/2/                                   1,000    1,065,000   0.6
Celestica International, Sr Sub Nt, 10.5%,
 12/31/06                                             500      545,000   0.3
Communications Instruments, Inc., Sr Sub Nt, 10%,
 9/15/04                                            1,250    1,300,000   0.7
Elgar Holdings, Inc., Sr Nt,
 9.875%, 2/1/08/2/                                  1,500    1,515,000   0.9
Jordan Telecommunication Products, Inc., Sr Nt,
 9.875%, 8/1/07                                     1,750    1,859,375   1.1
Plantronics Inc., Sr Nt,
 10%, 1/15/01                                         800      832,000   0.5
Viasystems, Inc., Sr Sub Nt,
 9.75%, 6/1/07                                      1,000    1,040,000   0.6
Viasystems, Inc., Sr Sub Nt Add-On, 9.75%,
 6/1/07/2/                                            500      520,000   0.3
                                                          ------------   ---
                                                             8,676,375   5.0
EQUIPMENT LEASING -- 1.1%
Coinmach Corp., Ser D Sr Nt,
 11.75%, 11/15/05                                   1,700    1,895,500   1.1
                                                          ------------   ---
FARMING/AGRIGULTURE -- 1.2%
Cuddy International Corp., Sr Nt, 10.75%,
 12/1/07/2/                                         1,000    1,000,000   0.6
GSI Group, Inc., Sr Sub Nt,
 10.25%, 11/1/07/2/                                 1,000    1,050,000   0.6
                                                          ------------   ---
                                                             2,050,000   1.2
FINANCIAL INTERMEDIARIES -- 0.6%
Amresco, Inc., Sr Nt,
 8.75%, 7/1/99                                      1,000    1,010,000   0.6
                                                          ------------   ---

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS
-------------------------------------------------------------------------------

FOOD/DRUG RETAILERS -- 1.5%
Grand Union Co., Sr Nt,
 12%, 9/1/04/4/                                     $1,500 $    832,500   0.5%
Great American Cookie Co., Sr Nt, 10.875%, 1/15/01   1,750    1,811,250   1.0
                                                           ------------   ---
                                                              2,643,750   1.5
FOOD SERVICE -- 7.7%
Advantica Restaurant Group, Inc., Sr Nt, 11.25%,
 1/15/08                                             1,087    1,152,742   0.6
American Restaurant Group, Inc., Sr Nt, 11.5%,
 2/15/03/2/                                          1,500    1,515,000   0.9
CFP Holdings, Inc., Sr Nt,
 11.625%, 1/15/04                                    1,000      992,500   0.5
Foodmaker Corp., Sr Nt,
 9.75%, 11/1/03                                      1,000    1,062,500   0.6
Host Marriott Travel Plaza, Sr Nt,
 9.5%, 5/15/05                                       1,250    1,326,563   0.8
The Krystal Co., Sr Nt,
 10.25%, 10/1/07                                     1,000    1,026,250   0.6
Planet Hollywood International, Inc., Sr Sub Nt,
 12%, 4/1/05/2/                                      1,000    1,020,000   0.6
Richmont Marketing, Sr Sub Nt, 10.125%,
 12/15/07/2/                                         1,500    1,556,250   0.9
Southern Foods Group, L.P., Sr Sub Nt, 9.875%,
 9/1/07/2/                                           1,000    1,065,000   0.6
Specialty Foods Corp., Sr Nt,
 11.125%, 10/1/02                                    1,500    1,515,000   0.9
TPI Enterprises, Sub Deb,
 8.25%, 7/15/02                                      1,440    1,195,200   0.7
                                                           ------------   ---
                                                             13,427,005   7.7
FOREST PRODUCTS -- 2.5%
Crown Packaging, Ltd., Ser B Sr Nt, 10.75%,
 11/1/00                                             1,000      920,000   0.5
Crown Paper Company, Sr Sub Nt, 11%, 9/1/05          2,000    2,135,000   1.2
Fonda Group, Inc., Sr Sub Nt,
 9.5%, 3/1/07                                        1,500    1,470,000   0.8
                                                           ------------   ---
                                                              4,525,000   2.5
HEALTH CARE -- 0.1%
Physicians Resource Group, Sub Deb, 6%, 12/1/01/2/     265      162,975   0.1
                                                           ------------   ---

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS
-------------------------------------------------------------------------------

HOME FURNISHINGS -- 0.3%
Decorative Home Accents, Inc., Sr Nt, 13%,
 6/30/02/4/                                         $1,000 $    540,000   0.3%
                                                           ------------   ---
HOTEL & CASINOS -- 6.1%
Aladdin Gaming, Sr Disc Nt w/ warrant, 0/13.5%,
 3/1/10                                              2,750    1,416,250   0.8
Alliance Gaming Corp., Sr Sub Nt,
 10%, 8/1/07                                         1,500    1,550,625   0.9
Club Regina, Sr Nt w/ warrant,
 13%, 12/1/04/2/                                     3,000    3,180,000   1.8
Fitzgeralds Gaming Corporation, Sr Sec Nt, 12.25%,
 12/15/04/2/                                         1,000    1,010,000   0.6
HMC Acquisition Properties, Sr Nt,
 9%, 12/15/07                                        1,000    1,047,500   0.6
Hollywood Park, Inc., Sr Sub Nt,
 9.5%, 8/1/07                                        1,250    1,312,500   0.8
Majestic Star Casino LLC, Sr Nt, 12.75%, 5/15/03       500      540,000   0.3
Showboat Marina Casino, 1st Mtg, 13.5%, 3/15/03        500      588,750   0.3
                                                           ------------   ---
                                                             10,645,625   6.1
INDUSTRIAL EQUIPMENT -- 5.0%
Anchor Lamina, Inc., Sr Sub Nt, 9.875%, 2/1/08/2/    1,000    1,012,500   0.6
Desa International, Inc., Sr Sub Nt, 9.875%,
 12/15/07/2/                                         1,250    1,284,375   0.7
Elgin National Industries, Sr Nt,
 11%, 11/1/07/2/                                     1,000    1,062,500   0.6
Fisher Scientific International, Inc., Sr Sub Nt,
 9%, 2/1/08/2/                                       1,000    1,015,000   0.6
International Knife & Saw, Sr Sub Nt, 11.375%,
 11/15/06                                            2,000    2,190,000   1.3
Newcor, Inc., Sr Sub Nt,
 9.875%, 3/1/08/2/                                   1,000    1,010,000   0.6
Specialty Equipment Co., Sr Sub Nt, 11.375%,
 12/1/03                                             1,000    1,080,000   0.6
                                                           ------------   ---
                                                              8,654,375   5.0

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PERCENT
                                                   PAR                OF NET
DESCRIPTION                                       (000)     VALUE     ASSETS
-----------------------------------------------------------------------------

LEISURE -- 3.1%
Bally Total Fitness Holding Corp., Sr Sub Nt,
 9.875%, 10/15/07                                 $1,000 $  1,062,500   0.6%
Guitar Center Mgmt., Sr Nt,
 11%, 7/1/06                                       1,520    1,694,800   1.0
Riddell Sports Inc., Sr Nt,
 10.5%, 7/15/07                                    1,500    1,575,000   0.9
Station Casinos, Inc., Sr Sub Nt, 9.625%, 6/1/03   1,000    1,035,000   0.6
                                                         ------------   ---
                                                            5,367,300   3.1
NON-FERROUS METALS -- 1.7%
Easco Corp., Sr Nt,
 10%, 3/15/01                                      1,000    1,025,000   0.6
Echo Bay Mines Ltd., Jr Sub Debs, 11%, 4/1/27      1,000      900,000   0.5
Renco Metals Inc., Sr Nt,
 11.5%, 7/1/03                                     1,000    1,072,500   0.6
                                                         ------------   ---
                                                            2,997,500   1.7
OIL & GAS -- 2.7%
Costilla Energy, Inc., Sr Nt,
 10.25%, 10/1/06/2/                                1,000    1,020,000   0.6
Giant Industries Inc., Sr Sub Nt,
 9%, 9/1/07                                        1,500    1,533,750   0.9
Mariner Energy, Inc., Sr Sub Nt,
 10.5%, 8/1/06                                     1,000    1,040,000   0.6
United Refining Co., Co Gtd,
 10.75%, 6/15/07                                   1,000    1,050,000   0.6
                                                         ------------   ---
                                                            4,643,750   2.7
PUBLISHING -- 2.6%
The Learning Co., Inc., Sr Nt,
 5.5%, 11/1/00                                     1,000      918,750   0.5
Perry-Judd, Sr Sub Nt,
 10.625%, 12/15/07/2/                              1,500    1,590,000   0.9
Sun Media Corp., Sr Sub Nt,
 9.5%, 2/15/07                                       813      867,878   0.5
Young America Corp., Sr Sub Nt, 11.625%,
 2/15/06/2/                                        1,250    1,231,250   0.7
                                                         ------------   ---
                                                            4,607,878   2.6

                                                                     PERCENT
                                                  PAR                OF NET
DESCRIPTION                                      (000)     VALUE     ASSETS
----------------------------------------------------------------------------

RETAILERS -- 4.6%
Braun's Fashions Corp., Sr Nt,
 12%, 1/1/05                                     $2,468 $  2,430,488   1.4%
Central Tractor Farm & Country, Sr Nt, 10.625%,
 4/1/07                                           1,500    1,593,750   0.9
Frank's Nursery & Crafts, Sr Sub Nt, 10.25%,
 3/1/08/2/                                        1,000    1,000,000   0.6
Herff Jones Inc., Sr Sub Nt,
 11%, 8/15/05                                     1,250    1,381,250   0.8
Travelcenters of America, Sr Sub Nt, 10.25%,
 4/1/07                                           1,500    1,590,000   0.9
                                                        ------------   ---
                                                           7,995,488   4.6
STEEL -- 0.7%
Algoma Steel Inc., 1st Mtg,
 12.375%, 7/15/05                                 1,000    1,190,000   0.7
                                                        ------------   ---
TRANSPORTATION -- 4.3%
Greyhound Lines, Inc., Sr Nt,
 11.5%, 4/15/07                                   1,500    1,668,750   1.0
Holt Group, Sr Nt,
 9.75%, 1/15/06/2/                                1,000    1,018,750   0.6
Moran Transport Co., 1st Mtg,
 11.75%, 7/15/04                                  1,500    1,676,250   1.0
Trism Inc., Sr Sub Nt,
 10.75%, 12/15/00                                 2,000    1,760,000   1.0
Teekay Shipping, Sr Sec Nt,
 9.625%, 7/15/03                                  1,240    1,292,700   0.7
                                                        ------------   ---
                                                           7,416,450   4.3

--------------------------------------------------------------------------------

U SF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS
-------------------------------------------------------------------------------

TELECOMMUNICATIONS/CELLULAR
 COMMUNICATION -- 12.9%
Allegiance Telecom, Inc., Sr Disc Nt
 w/ warrant, 0/11.75%, 2/15/08/2/                   $1,000 $    576,250   0.3%
American Mobile Satellite Corp., Sr Nt w/ warrant,
 12.25%, 4/1/08/2/                                   1,000    1,040,000   0.6
Centennial Cellular, Sr Nt,
 8.875%, 11/1/01                                     1,000    1,025,000   0.6
Convergent Communications, Sr Nt
 w/ warrant, 13%, 4/1/08/2/                          1,000    1,002,500   0.6
DTI Holdings, Inc., Sr Disc Nt
 w/ warrant, 0/12.5%, 3/1/08/2/                      1,500      873,750   0.5
Esprit Telecom Group, plc, Sr Nt, 11.5%, 12/15/07    1,000    1,100,000   0.6
FaciliCom International, Sr Nt,
 10.5%, 1/15/08/2/                                   1,500    1,560,000   0.9
Focal Communications Corp., Sr Disc Nt, 0/12.125%,
 2/15/08/2/                                          1,000      582,500   0.3
GCI, Inc., Sr Nt,
 9.75%, 8/1/07                                       1,500    1,597,500   0.9
ITC Deltacom Inc., Sr Nt,
 11%, 6/1/07                                         1,250    1,418,750   0.8
International Wireless Communications, Sr Disc Nt,
 0%, 8/15/01                                         1,000      400,000   0.2
Iridium LLC and Iridium Capital Corp., Sr Nt, 13%,
 7/15/05                                             1,000    1,117,500   0.6
Metrocall Inc., Sr Sub Nt,
 10.375%, 10/1/07                                    2,000    2,092,500   1.2
Netia Holdings, B.V., Co Gtd,
 10.25%, 11/1/07/2/                                  1,000    1,032,500   0.6
Nextlink Communications, Sr Nt, 12.5%, 4/15/06       1,000    1,150,000   0.6
Orbital Imaging Corp., Sr Nt
 w/ warrants, 11.625%, 3/1/05/2/                       500      546,250   0.3
Paging Network do Brasil Holding Co. LLC, Sr Nt,
 13.5%, 6/6/05                                         500      507,500   0.3
Salem Communications, Co Gtd,
 9.5%, 10/1/07                                       1,000    1,047,500   0.6
USA Mobile Communications, Sr Nt 9.5%, 2/1/04          500      481,250   0.2

                                                 SHARES/              PERCENT
                                                   PAR                OF NET
DESCRIPTION                                       (000)     VALUE     ASSETS
-----------------------------------------------------------------------------

USA Mobile Communications, Sr Nt 14%, 11/1/04    $1,000  $  1,111,250   0.6%
Vialog Corporation, Co Gtd,
 12.75%, 11/15/01/2/                              1,000     1,030,000   0.6
Winstar Equipment Corp., Co Gtd Sr Sec, 12.5%,
 3/15/04                                          1,500     1,717,500   1.0
                                                         ------------  ----
                                                           23,010,000  12.9
TOTAL CORPORATE DEBT SECURITIES
 (amortized cost $159,620,979)                            166,695,659  95.4
                                                         ------------  ----
EQUITY INVESTMENTS -- 1.6%
Corporate Express, Common Stock                  24,855  $    247,773   0.1%
Glasstech, Inc., Warrants                         1,000         1,000   0.0
Gulf States Steel, Warrants 4/15/03                 500            25   0.0
ICF Kaiser International, Warrants 12/31/98       7,200           720   0.0
International Wireless Communications, Warrants   1,000            10   0.0
Iridium LLC and Iridium Capital Corp., Warrants
 7/15/05                                          1,000       240,000   0.1
Optel, Inc., Class C Common Stock                   750         3,000   0.0
Orion Network Systems, Warrants 1/15/07           1,250         1,750   0.0
Paging Network do Brasil Holding Co. LLC,
 Warrants                                           500             0   0.0
Paxson Communications Pfd, 12.5% PIK, 10/31/06    2,250     2,362,500   1.4
Sabreliner Corp., Warrants 4/15/03                  500         7,500   0.0
San Jacinto Holdings, Common Stock                2,246         2,246   0.0
Vialog Corporation, Warrants                      1,000        60,000   0.0
                                                         ------------  ----
TOTAL EQUITY INVESTMENTS
 (cost $2,280,660)                                          2,926,524   1.6
                                                         ------------  ----

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONCLUDED)
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                 SHARES/               PERCENT
                                   PAR                 OF NET
DESCRIPTION                       (000)     VALUE      ASSETS
--------------------------------------------------------------

COMMERCIAL PAPER -- 1.2%
Chevron Oil Finance Corp.,
 5.60%, 4/07/98                     700  $    699,238     0.4%
Ford Motor Credit Corp.,
 5.65%, 4/07/98                     700       699,231     0.4
General Electric Capital Corp.,
 5.65%, 4/07/98                     700       699,231     0.4
                                         ------------   -----
TOTAL COMMERCIAL PAPER
 (at amortized cost)                        2,097,700     1.2
                                         ------------   -----
TOTAL INVESTMENTS
 (amortized cost $163,999,339)           $171,719,883    98.2
OTHER ASSETS IN EXCESS OF LIABILITIES       3,065,867     1.8
                                         ------------   -----
NET ASSETS                               $174,785,750   100.0%
LESS: OUTSTANDING PREFERRED STOCK         (49,000,000)
                                         ------------
NET ASSETS APPLICABLE TO 7,096,407
 SHARES
 OF COMMON STOCK OUTSTANDING             $125,785,750
                                         ============
NET ASSET VALUE PER COMMON SHARE
 ($125,785,750/7,096,407)                      $17.73
                                               ======
--------------------------------------------------------------

/1/ Non-income producing security.
/2/ Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $41,382,350 or 23.7% of net assets.
/3/ Board valued security. These securities amounted to $3,316,862 or 1.9% of net assets.
/4/ Security is in default.
--------------------------------------------------------------------------------

                                     USF&G
                              PACHOLDER FUND, INC.
--------------------------------------------------------------------------------

                             DIRECTORS AND OFFICERS

 Asher O. Pacholder                    John C. Sweeney
 Chairman                              Director

 Anthony L. Longi, Jr.                 John F. Williamson
 President                             Director

 William J. Morgan                     George D. Woodard
 Director and Treasurer                Director

 James P. Shanahan, Jr.                James E. Gibson
 Director and Secretary                Senior Vice President

 Daniel A. Grant                       Mark H. Prenger
 Director                              Assistant Treasurer


                              INVESTMENT OBJECTIVE

             A closed-end fund seeking a high level of total return
               through current income and capital appreciation by investing primarily in high yield, lower rated fixed-income securities of domestic companies.

                               INVESTMENT ADVISOR

                              Pacholder & Company

                                 ADMINISTRATOR

                    Kenwood Administrative Management, L.P.

                                   CUSTODIAN

                                Star Bank, N.A.

                                 TRANSFER AGENT

                                Fifth Third Bank

                                 LEGAL COUNSEL

                             Piper & Marbury L.L.P.

                              INDEPENDENT AUDITORS

                             Deloitte & Touche LLP

                               EXECUTIVE OFFICES

                           USF&G Pacholder Fund, Inc.
                                Bank One Towers
                              8044 Montgomery Road
                                   Suite 382
                             Cincinnati, Ohio 45236
                                 (513) 985-3200


--------------------------------------------------------------------------------

                                     USF&G
                              PACHOLDER FUND, INC.



                              FIRST QUARTER REPORT
                                 MARCH 31, 1998

--------------------------------------------------------------------------------